Parent Only Financial Information	12 Months Ended
Dec. 31, 2024
Parent Only Financial Information [Abstract]
Parent Only Financial Information
30.	Parent Only Financial Information

The following condensed parent company financial information of TH International Limited has been prepared using the same accounting policies as set out in the accompanying consolidated financial information. As of December 31, 2024 and 2023, there were no material contingencies, significant provisions of long-term obligations or guarantees of TH International Limited, except for those, which have been separately disclosed in the consolidated financial information.

Condensed Balance Sheets

	As of December 31,
	2024	2023
	RMB	RMB
ASSETS
Current assets
Cash	1,262,397	2,319,427
Amounts due from subsidiaries	51,711,938	51,198,256
Prepaid expenses and other current assets	5,592,243	3,665,297
Total current assets	58,566,578	57,182,980
Non-current assets
Intangible assets, net	48,222,183	51,054,462
Total non-current assets	48,222,183	51,054,462
Total assets	106,788,761	108,237,442

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Convertible notes, at fair value-current	473,715,560	-
Other current liabilities	9,115,387	20,532,039
Total current liabilities	482,830,947	20,532,039
Non-current liabilities
Amount due to related parties	-	94,199,910
Convertible notes, at fair value-non current	464,847,231	420,712,380
Total non-current liabilities	464,847,231	514,912,290
Total liabilities	947,678,178	535,444,329
	As of December 31,
	2024	2023
	RMB	RMB
Shareholders’ deficit
Ordinary shares	9,733	9,733
Additional paid-in capital	1,818,421,338	1,807,715,296
Accumulated losses	(2,668,505,330)	(2,256,423,775)
Accumulated other comprehensive income	9,184,842	21,491,865
Total shareholders’ deficit	(840,889,417)	(427,206,881)

Total liabilities and shareholders’ deficit	106,788,761	108,237,442

Condensed Statements of Operations

	For the year ended December 31,
	2024	2023	2022
	RMB	RMB	RMB

General and administrative expenses	15,519,779	103,314,272	88,435,187
Franchise and royalty expenses	3,558,350	3,527,900	3,378,650
Other income	-	-	(337,865)
Total costs and expenses, net	19,078,129	106,842,172	91,475,972

Operating loss	(19,078,129)	(106,842,172)	(91,475,972)

Equity in loss of subsidiaries	(364,918,487)	(628,343,362)	(506,340,297)
Interest income	-	7,641,583	359,607
Interest expense	(5,275,901)	-	-
Foreign currency transaction loss	(1,003)	(6,944)	(125)
Loss of the debt extinguishment	(10,657,161)	-	-
Gain on disposal of Popeyes business	70,664,684	-	-
Changes in fair value of Deferred Contingent consideration	(16,941,248)	(26,106,460)	-
Changes in fair value of convertible notes	(65,874,310)	(58,280,908)	(4,493,605)
Changes in fair value of warrant liabilities	-	(83,966,126)	45,903,468
Changes in fair value of ESA derivative liabilities	-	19,654,006	(186,598,308)

Loss before income taxes	(412,081,555)	(876,250,383)	(742,645,232)

Income tax expenses	-	-	-

Net loss	(412,081,555)	(876,250,383)	(742,645,232)

Condensed Statements of Comprehensive Loss

	For the year ended December 31,
	2024	2023	2022
	RMB	RMB	RMB
Net loss	(412,081,555)	(876,250,383)	(742,645,232)
Other comprehensive income (loss)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(1,494,507)	(2,116,740)	(1,520,393)
Unrealized gain on short-term investments, net of nil income taxes	-	3,584,872	2,133,528
Amounts reclassified from accumulated other comprehensive income	-	(5,718,400)
Foreign currency translation adjustment, net of nil income taxes	(10,812,516)	8,741,308	(19,356,001)

Total comprehensive loss	(424,388,578)	(871,759,343)	(761,388,098)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2024	2023	2022
	RMB	RMB	RMB
Net cash used in operating activities	(8,792,718)	(33,401,467)	(7,345,572)
Net cash provided by (used in) investing activities	(180,538,842)	53,570,674	(895,671,288)
Net cash provided by (used in) financing activities	188,239,915	(46,058,129)	621,610,726
Effect of foreign currency exchange rate changes on cash	34,615	(1,263,825)	(2,424,651)
Net decrease in cash	(1,057,030)	(27,152,747)	(283,830,785)
Cash at beginning of year	2,319,427	29,472,174	313,302,959
Cash at end of year	1,262,397	2,319,427	29,472,174

Supplemental disclosure of non-cash investing and financing activities:
Accrued offering costs paid by subsidiaries of TH International Limited	-	-	4,039,468